UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR

SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-208533-04

Central Index Key Number of the issuing entity: 0001700323

Mercedes-Benz Auto Lease Trust 2017-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-208533

Central Index Key Number of the depositor: 0001537805

Daimler Trust Leasing LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001540252

Mercedes-Benz Financial Services USA LLC

(Exact name of sponsor as specified in its charter)

Steven C. Poling, Esq. (248) 991-6632

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Daimler Trust Leasing LLC
(Depositor)

Date:	April 11, 2017	/s/ Kenneth D. Casper
Kenneth D. Casper, Vice President

Exhibit Index

Exhibit	Description
Exhibit 102	Asset Data File (Schedule AL for a $1,570,007,901.21 pool of leases)
Exhibit 103	Asset Related Document (Additional Explanatory Disclosure)